Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Schedule of Related Party Transactions

(a)    The Group entered into the following transactions with its related parties:

	For Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenue derived from:
Warehousing service revenue generated from Alibaba Group	21,539	1,295	33
Store operation service revenue generated from Ahead	4	—	—
Store operation service revenue generated from Alibaba Group	29	21,418	12,313
Logistic service revenue from BCJ	2,700	—	—
IT service revenue generated from Pengtai	4,053	4,296	2,062
Store operation service revenue generated from Signify	—	20,735	6,160
Warehousing service revenue generated from Signify	—	8,078	2,787
IT service revenue generated from Signify	—	429	12
Store operation service revenue generated from Kewei	—	3,702	1,565
Store operation service revenue generated from Misako	1,239	—	—
Logistic service revenues collected by Creaway Group	—	—	68,556
Logistic service revenues generated from Creaway Group	—	—	2,333

Service fees:
Marketing and platform service fees paid to Alibaba Group	655,614	671,468	752,833
Logistic service fees paid to Alibaba Group	92,887	88,962	72,459
Commission fee paid to Ahead	298	—
Commission fee paid to Alibaba Group	245	625	283
Outsourcing labor cost paid to Juxi	7,326	17,996	15,167
Marketing and platform service fees paid to Kewei	—	2,141	26,986
Logistic service fees paid to Shanggao	—	5,810	330
Marketing and platform service fees paid to Baichen	—	3,849	6,230
Outsourcing labor cost paid to Zunrui	—	3,976	10,273
Marketing and platform service fees paid to Leier	—	—	466
Marketing and platform service fees paid to Dajing	—	—	665
Logistic service expenses advanced by Creaway Group	—	—	57,904
Logistic service expenses paid to Creaway Group	—	—	2,244

Schedule of Related Party Balances

	As of December 31,
	2020	2021
	RMB	RMB
Amounts due from Alibaba Group (1)	16,919	24,581
Amounts due from Signify (2)	17,054	4,705
Amounts due from Kewei (3)	3,077	8,800
Amounts due from Zunrui (4)	3,008	—
Amounts due from Pengtai	877	—
Amounts due from Creaway Group	—	30,898
Total amount due from related parties	40,935	68,984

Amounts due to Alibaba Group (1)	36,114	48,767
Amounts due to Juxi (5)	6,215	246
Amounts due to Shanggao	1,824	466
Amounts due to Baichen	844	496
Amounts due to Leier	—	456
Amounts due to Dajing	—	134
Amounts due to Creaway Group	—	23,229
Total amount due to related parties	44,997	73,794

(1)	Amounts due from Alibaba Group consisted of receivables of RMB16,919 and RMB24,581 to be collected from Alibaba Group for deposits paid to Alibaba, store operation services and warehousing services provided by the Group as of December 31, 2020 and 2021, respectively. Amounts due to Alibaba Group consisted of payables of RMB36,114 and RMB48,767 for logistic, marketing and platform services, and commission fees as of December 31, 2020 and 2021, respectively.
(2)	Amounts due from Signify consisted of the receivables for store operation services, warehousing services and IT services provided by the Group.
(3)	Amounts due from Kewei consisted of the receivables for store operation services provided by the Group and the advance payment made by the Group to support its operating.
(4)	Amounts due from Zunrui consisted of the receivables of the outsourcing labor cost prepaid by the Group.
(5)	Amounts due to Juxi consisted of the payables for outsourcing labor cost provided to the Group.